BUSINESS TRANSACTIONS - Additional Information (Details) $ in Millions, $ in Millions					2 Months Ended	12 Months Ended
	Jan. 15, 2021 USD ($)	Jan. 15, 2021 CAD ($)	May 24, 2018	Jun. 16, 2014	Mar. 10, 2020	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Impairment loss						$ (191.0)	$ 0.0
Consideration, purchase warrants	$ 4.2	$ 5.5
Disposal Brio Gold Inc.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary			53.60%
Canadian Malartic
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint operation				50.00%		50.00%	50.00%
Leagold Mining Corporation
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate			20.50%		20.00%
Proportion of ownership interest in associate			20.50%		20.00%